Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards. The Company does not grant equity awards when in possession of material non-public information.
The Company generally makes broad-based equity grants at approximately the same time each year in late February, after earnings are released, as recommended by the Committee at their regularly scheduled meeting and approved by the Board on the following date; however, the Company may choose to make equity grants outside of the annual broad-based grant (e.g., as part of a new hire package or as a retention or promotional incentive).
Award Timing Method	Policies and Practices Related to the Timing of Grants of Certain Equity Awards. The Company does not grant equity awards when in possession of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not grant equity awards when in possession of material non-public information.
MNPI Disclosure Timed for Compensation Value	false